Other Assets and Other Liabilities - Components of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Brokerage and securities related payables [Abstract]
Cash/margin payables	€ 58,865	€ 70,706
Payables from prime brokerage	25,042	20,155
Pending securities transactions past settlement date	2,562	2,668
Payables from unsettled regular way trades	20,274	28,490
Total brokerage and securities related payables	106,742	122,019
Accrued interest payable	2,623	2,712
Liabilities held for sale	16	701
Other	22,827	30,008
Total other liabilities	€ 132,208	€ 155,440